Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	NOTE 11 – SUBSEQUENT EVENTS In April 2019, 505,000 options were granted with an exercise price of $0.41 and a term of 10 years from the grant date. The options vest over a period of one to five years.

NOTE 13 – SUBSEQUENT EVENTS

In January 2019, Trxade Group, Inc. through its wholly owned subsidiary Alliance Pharma Solution, LLC (“Alliance”) entered into a transaction to form SyncHealth MSO, LLC (“SyncHealth”). It will be owned by PanOptic Health, LLC (“PanOptic”) and Alliance. Alliance will transfer $250,000 for the acquisition of the remaining 49% and the option to acquire the remaining ownership from PanOptic shareholders. Pursuant to the operating agreement PanOptic initially owns 70% of SyncHealth and Alliance owns 30%; however, pursuant to the Letter Agreement, PanOptic will transfer to Alliance an additional 6% of the SyncHealth units on May 1, 2019, an additional 6% on August 1, 2019, an additional 7% on November 1, 2019 and at Alliance’s option, the balance of 51% on January 31, 2020. The Company has transferred $250,000 and has a 30% equity interest.

In February 2019, convertible promissory notes issued in 2015 for $150,000 were amended to reduce the conversion price from $0.85 to $0.50 and the remaining principal and accrued interest total of $211,983 were converted to 423,966 common shares.

In February 2019, 16,666 of warrants issued in 2014 at $0.01 were converted for $166 to 16,666 of common shares.